Equity (Details 7) (Performance Shares [Member], USD $)	12 Months Ended
Dec. 31, 2011
Performance Shares [Member]
Summary of performance share activity
Shares Outstanding at January 1,	4,155,574
Granted Shares	1,783,070
Forfeited Shares	(89,725)
Paid	(824,825)
Shares Outstanding at December 31,	5,024,094
Expected to vest at December 31,	4,729,890
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1,	$ 31.91
Granted Weighted Average Grant Date Fair Value	$ 42.84
Forfeited Weighted Average Grant Date Fair Value	$ 32.79
Payable Weighted Average Grant Date Fair Value	$ 57.95
Weighed Average Grant Date Fair Value Outstanding December 31,	$ 31.50
Weighted Average Grant Date Fair Value Shares expected to vest at December, 31	$ 32.35